Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement [Line Items]
Profit for the year	₨ 705,377	$ 9,357	₨ 1,068,703	₨ 923,401
Adjustments for:
Depreciation and amortization	2,290,777	30,387	1,533,912	1,754,537
(Gain) / loss on sale of property, plant and equipment	10,158	135	(7,218)	(2,553)
Deposits/Advances no longer payable written back	43,957	583
Provision for doubtful receivables/ advances	479,747	6,364	536,290	370,000
Stock compensation expense	46,372	615	4,835	6,824
Net finance (income) / expense	860,256	11,411	682,030	367,455
Unrealized (gain)/ loss on account of exchange differences	8,342	111	64,100	(1,863)
Amortization of leasehold prepayments	0	0	22,096	21,728
Tax expense	314,339	4,170	2,612	194
Cash flow from operating activities before working capital changes	4,759,325	63,133	3,907,360	3,439,723
Change in trade and other receivables	(289,830)	(3,845)	(2,182,564)	(2,220,619)
Change in inventories	413,258	5,482	(1,069,467)	536,139
Change in Contract Assets	17,521	232	23,916	0
Change in Contract Costs	11,020	146	(4,312)	0
Change in Contract Liabilities	140,378	1,862	261,094	0
Change in other assets	(561,037)	(7,442)	(158,442)	(518,958)
Change in trade and other payables	235,332	3,123	1,204,143	604,701
Change in employee benefits	17,888	237	26,874	29,060
Change in deferred income	0	0	0	296,574
Cash generated from operations	4,743,855	62,928	2,008,602	2,166,620
Income taxes (paid)/ refund received	298,963	3,966	(567,222)	(46,016)
Net cash from / (used in) operating activities	5,042,818	66,894	1,441,380	2,120,604
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(4,062,088)	(53,884)	(3,795,426)	(1,668,979)
Expenditure on intangible assets	(340,898)	(4,522)	(173,422)	(163,507)
Proceeds from sale of property, plant and equipment	11,242	149	7,318	2,425
Investments in corporate debt securities	0	0	(38,300)	(71,093)
Finance income received	164,012	2,176	26,148	106,850
Amount paid for acquisition of right of use assets	(98,587)	(1,308)	0	0
Net cash from / (used in) investing activities	(4,326,319)	(57,389)	(3,973,682)	(1,794,304)
Cash flows from / (used in) financing activities
Proceeds from issue of share capital (including share premium)	0	0	935,448	12,169
Proceeds from issue of shares on exercise of options (including share premium)	5,334	71	0	0
Proceeds from / (repayment) of borrowings (net)	1,488,903	19,750	3,133,845	42,719
Repayment of lease liabilities	(219,529)	(2,912)	0	0
Finance expenses paid	(1,047,185)	(13,891)	(707,937)	(491,293)
Proceeds from / (repayment of) finance lease liabilities	0	0	(89,086)	(402,954)
Payment of dividend and dividend distribution tax	(223,602)	(2,966)	(217,880)	(208,697)
Net cash from / (used in) financing activities	3,921	52	3,054,390	(1,048,056)
Net increase / (decrease) in cash and cash equivalents	720,420	9,557	522,088	(721,756)
Cash and cash equivalents at April 1	694,772	9,216	166,584	893,104
Effect of exchange fluctuations on cash held	100	1	6,100	(4,764)
Cash and cash equivalents at March 31	₨ 1,415,291	$ 18,774	₨ 694,772	₨ 166,584